Award Timing Disclosure $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 30, 2025	Jun. 06, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Annual and Promotion Grants. Our general practice is to issue equity grants annually or upon new employment or promotion to a qualifying management position as described above. In those instances when equity awards occur during the year due to promotions or other factors, the equity awards are approved in advance by the Compensation Committee for executives and, with authorization by the Compensation Committee, by the Chief Executive Officer. The grant date for any such grants is the 15th day of the first month of the quarter following the promotion or other event, subject to limited exceptions as may be approved by the Compensation Committee, in its sole discretion. The exercise price for such awards is always based on the most recent closing price of our common stock as of the date of grant.

Award Timing Method	Annual and Promotion Grants. Our general practice is to issue equity grants annually or upon new employment or promotion to a qualifying management position as described above. In those instances when equity awards occur during the year due to promotions or other factors, the equity awards are approved in advance by the Compensation Committee for executives and, with authorization by the Compensation Committee, by the Chief Executive Officer.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

Equity Award Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award	Percentage Change in Closing Price(1)

Lyle D. Tick	06/06/2025	9,251	$44.10	$199,587	(1.9)%

Percentage represents the change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information.
Lyle D. Tick [Member]
Awards Close in Time to MNPI Disclosures
Name		Lyle D. Tick
Underlying Securities | shares		9,251
Exercise Price | $ / shares		$ 44.1
Fair Value as of Grant Date | $		$ 199,587
Underlying Security Market Price Change | Rate		(190.00%)